SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Vesting period	4 years
Total intrinsic value of options exercised	$ 5,519	$ 770	$ 626
Total unrecognized compensation cost	$ 2,562	$ 1,662	$ 2,053
Issued under Options granted pursuant	1,902,868
Issued options under the said Plan	7,650,000
Minimum [Member]
Expiration period	6 years
Maximum [Member]
Expiration period	10 years
Stock Option [Member]
Weighted average grant date fair value of options granted	$ 2.25	$ 1.06	$ 1.39
RSU [Member]
Weighted average grant date fair value of options granted	$ 4.07	$ 2.11	$ 2.79
Weighted average period	1 year
Total unrecognized compensation cost	$ 4,563
Issued under Options granted pursuant	588,466